Income Taxes (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Income Taxes
Income taxes provision	$ 49,421	$ 591,012	$ 114,124	$ 1,110,969	$ 1,319,280	$ 362,282
Effective tax rate (in percent)	7.00%	26.30%	30.03%	28.10%	32.59%	1.96%
Federal statutory tax rate			21.00%		21.00%	21.00%